Stockholders' equity (Details) € / shares in Units, € in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 03, 2023 EUR (€)	Nov. 30, 2022 EUR (€) shares	May 30, 2022 shares	Dec. 31, 2023 EUR (€) vote_per_share € / shares shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2021 shares	Nov. 17, 2023	Oct. 31, 2023	Mar. 01, 2022 shares
Class of Stock [Line Items]
Common stock, conversion (in shares)				1
Share conversion ratio							5	1	1
Dividend paid to shareholders | €	€ 184,400			€ 184,381
Treasury stock (in shares)				0	20,000,000
Treasury stock acquired (in shares)			0
Treasury stock retired at lower than repurchase price | €		€ 18,700
Rolf Schrömgens | Trivago N.V.
Class of Stock [Line Items]
Ownership interest, noncontrolling owners, percentage					8.20%
Voting interest, noncontrolling owners, percentage					11.50%
Messrs. Schrömgens, Vinnemeier and Siewert | Trivago N.V.
Class of Stock [Line Items]
Ownership interest, noncontrolling owners, percentage						8.30%
Voting interest, noncontrolling owners, percentage						11.50%
Class A common stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)				110,919,270	104,305,225
Class common stock, par value (in EUR per share) | € / shares				€ 0.06	€ 0.06
Votes per share | vote_per_share				1
Dividends paid (in dollars per share) | € / shares				€ 0.529228
Treasury stock acquired (in shares)					205,457
Treasury stock, retired, amount | €		1,200
Class A common stock | Peter Vinnemeier
Class of Stock [Line Items]
Treasury stock acquired, including foreign exchange gain, amount | €		€ 19,900
Class A common stock | Peter Vinnemeier | Related Party
Class of Stock [Line Items]
Treasury stock acquired (in shares)		20,000,000
Class B common stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)				237,476,895	237,476,895
Class common stock, par value (in EUR per share) | € / shares				€ 0.60	€ 0.60
Votes per share | vote_per_share				10
Shares converted (in shares)				0	24,485,793	36,225,279
Dividends paid (in dollars per share) | € / shares				€ 0.529228
American Depositary Shares
Class of Stock [Line Items]
Shares authorized to be repurchased (in shares)									10,000,000